Acquisitions - Schedule of Business Acquisition Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma net revenue	$ 400	$ 322
Pro forma net loss and net loss attributable to common stockholders	$ (255,268)	$ (86,655)